FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of classification and carrying values of Company's financial instruments (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial assets
Amounts receivable	$ 617,873	$ 170,574	$ 68,636
Financial liabilities
Accounts payable and accrued liabilities	4,962,001	1,462,538	$ 906,291
Lease liabilities	532,348
Total financial liabilities	5,494,349
FVTPL
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	241,175	0
Lease liabilities	0
Total financial liabilities	241,175
Amortized cost (financial assets)
Financial assets
Amounts receivable	617,873	170,574
Financial liabilities
Accounts payable and accrued liabilities	0	0
Lease liabilities	0
Total financial liabilities	0
Amortized cost (financial liabilities)
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	4,720,826	$ 1,462,538
Lease liabilities	532,348
Total financial liabilities	$ 5,253,174